                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F

                               Form 13F Cover Page


Report for the Calendar Year or Quarter Ended      March 31, 1999
                                                   --------------


Check here if Amendment  [X]            Amendment Number : 3
                                                          ---
   This Amendment (Check only one): [X]  is a restatement
                                    [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     RBS Partners, L.P.
          -----------------------------
Address:  1 Lafayette Place
          -----------------------------
          Greenwich, CT 06830
          -----------------------------

Form 13F File Number:      28- 2610
                         --------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     E.J. Bird
          -----------------------------------------
Title:    Vice President of General Partner
          -----------------------------------------
Phone:    (203) 861-4600
          -----------------------------------------

Signature, Place, and Date of Signing:

            /s/ E. J. Bird           Greenwich, CT                May 14, 2002
          -------------------        ----------------------     ----------------
             (Signature)                 (City, State)               (Date)

Report Type ( Check only one):

   [X] 13F HOLDINGS REPORTS (Check here if all holdings of this reporting manager are reported in this report)

   [ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

   [ ] 13F COMBINATION REPORT ( Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Manager:                         NONE
Form 13F Information Table Entry Total:                     23
Form 13F Information Table Value Total:            $ 1,169,623
                                                 (in thousands)

PURSUANT TO RULE 24b-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.


List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE



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                                                                     Page 1 of 1

                           FORM 13F INFORMATION TABLE


    COLUMN 1         COLUMN 2   COLUMN 3    COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7              COLUMN 8
------------------   --------  -----------  --------  --------------------  ----------  --------  ----------------------------------
                                              FAIR
                                             MARKET
                                             VALUE
                     TITLE OF     CUSIP     --------   SHRS OR   SH/  PUT/  INVESTMENT   OTHER            VOTING AUTHORITY
  NAME OF ISSUER      CLASS      NUMBER     (x$1000)   PRN AMT   PRN  CALL  DISCRETION  MANAGERS   (a)SOLE    (b)SHARED    (c)NONE
------------------   --------  -----------  --------  ---------  ---  ----  ----------  --------  ---------  -----------  ----------
Anchor Gaming         Common   033037-10-2    1,399      31,977   SH         DEFINED                 31,977
Anchor Gaming         Common   033037-10-2    6,935     158,523   SH           SOLE                 158,523
Amp Inc.              Common   031897-10-1   36,340     676,883   SH         DEFINED                676,883
Amp Inc.              Common   031897-10-1  180,016   3,353,031   SH           SOLE               3,353,031
Autozone Inc.         Common   053332-10-2  199,325   6,562,154   SH         DEFINED              6,562,154
Autozone Inc.         Common   053332-10-2  299,256   9,852,046   SH           SOLE               9,852,046
Bankers Trust Corp.   Common   066365-10-7    7,207      81,667   SH         DEFINED                 81,667
Bankers Trust Corp.   Common   066365-10-7   35,682     404,333   SH           SOLE                 404,333
Building One
  Services Corp.      Common   120114-10-3    3,201     186,914   SH         DEFINED                186,914
Building One
  Services Corp.      Common   120114-10-3   15,745     919,386   SH           SOLE                 919,386
Footstar Inc.         Common   344912-10-0   22,885     715,145   SH         DEFINED                715,145
Footstar Inc.         Common   344912-10-0  117,509   3,672,155   SH           SOLE               3,672,155
Guess Inc.            Common   401617-10-5    1,531     249,818   SH         DEFINED                249,818
Guess Inc.            Common   401617-10-5    7,512   1,226,482   SH           SOLE               1,226,482
Georgia Gulf Corp     Common   373200-20-3    3,316     296,388   SH         DEFINED                296,388
Georgia Gulf Corp     Common   373200-20-3   16,279   1,455,112   SH           SOLE               1,455,112
Jostens Inc.          Common   481088-10-2    2,314     108,926   SH         DEFINED                108,926
Jostens Inc.          Common   481088-10-2   11,364     534,774   SH           SOLE                 534,774
Payless ShoeSource
  Inc.                Common   704379-10-6   13,065     280,971   SH         DEFINED                280,971
Payless ShoeSource
  Inc.                Common   704379-10-6   64,143   1,379,429   SH           SOLE               1,379,429
PS Group Inc.         Common   693624-10-8   10,036   1,198,270   SH           SOLE               1,198,270
Wells Fargo & Co      Common   949740-10-4   19,231     548,470   SH         DEFINED                548,470
Wells Fargo & Co      Common   949740-10-4   95,332   2,718,930   SH           SOLE               2,718,930


PURSUANT TO RULE 24b-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.